Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables

	March 31,
	2020	2021	2021
	RMB	RMB	US$

Prepaid expenses	38,760	43,012	6,565
VAT tax receivables	856	—	—
Other receivables	5,169	4,776	729
Total prepaid expenses and other receivables	44,785	47,788	7,294